Fair Value Measurements -Summary of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 627	$ 27,033
Initial fair value of derivative liabilities	602	4,104
Change in fair value	25	4,947
Settlement of derivative liabilities upon conversion of convertible notes into redeemable convertible preferred stock		(36,084)
Ending Balance	$ 627	$ 27,033